Davis Value Portfolio
Davis Financial Portfolio
Davis Real Estate Portfolio
(part of Davis Variable Account Fund, Inc.)
March 31, 2024
The Equity Specialists

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS VALUE PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (98.03%)
COMMUNICATION SERVICES – (12.94%)
Media & Entertainment – (12.94%)
Alphabet Inc., Class A *	22,440	$3,386,869
IAC Inc. *	16,970	905,180
Liberty TripAdvisor Holdings, Inc., Series A *	3,168	5,386
Meta Platforms, Inc., Class A	19,320	9,381,405
Total Communication Services		13,678,840
CONSUMER DISCRETIONARY – (11.03%)
Consumer Discretionary Distribution & Retail – (8.02%)
Amazon.com, Inc. *	31,980	5,768,552
Coupang, Inc., Class A (South Korea) *	40,632	722,843
JD.com, Inc., Class A, ADR (China)	20,950	573,821
Naspers Ltd. - N (South Africa)	1,150	203,864
Prosus N.V., Class N (Netherlands)	38,565	1,209,690
		8,478,770
Consumer Services – (3.01%)
MGM Resorts International *	67,420	3,182,898
Total Consumer Discretionary		11,661,668
CONSUMER STAPLES – (0.69%)
Food, Beverage & Tobacco – (0.69%)
Darling Ingredients Inc. *	15,640	727,416
Total Consumer Staples		727,416
FINANCIALS – (41.72%)
Banks – (18.37%)
Danske Bank A/S (Denmark)	95,420	2,851,345
DBS Group Holdings Ltd. (Singapore)	96,277	2,569,051
JPMorgan Chase & Co.	20,278	4,061,683
U.S. Bancorp	65,690	2,936,343
Wells Fargo & Co.	120,734	6,997,743
		19,416,165
Financial Services – (18.38%)
Capital Markets – (3.12%)
Bank of New York Mellon Corp.	57,210	3,296,440
Consumer Finance – (7.45%)
American Express Co.	3,459	787,580
Capital One Financial Corp.	47,620	7,090,142
		7,877,722
Financial Services – (7.81%)
Berkshire Hathaway Inc., Class A *	13	8,247,720
		19,421,882
Insurance – (4.97%)
Life & Health Insurance – (1.67%)
AIA Group Ltd. (Hong Kong)	136,200	914,450
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	201,000	848,746
		1,763,196
Property & Casualty Insurance – (3.30%)
Chubb Ltd.	6,930	1,795,771
Markel Group Inc. *	1,109	1,687,321
		3,483,092
		5,246,288
Total Financials		44,084,335
HEALTH CARE – (11.73%)
Health Care Equipment & Services – (7.85%)
Cigna Group	8,417	3,056,970
Humana Inc.	11,090	3,845,125
Quest Diagnostics Inc.	10,470	1,393,662
		8,295,757
Pharmaceuticals, Biotechnology & Life Sciences – (3.88%)
Viatris Inc.	343,270	4,098,644
Total Health Care		12,394,401
	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (3.00%)
Capital Goods – (3.00%)
AGCO Corp.	7,380	$907,888
Orascom Construction PLC (United Arab Emirates)	13,155	71,037
Owens Corning	13,130	2,190,084
Total Industrials		3,169,009
INFORMATION TECHNOLOGY – (14.52%)
Semiconductors & Semiconductor Equipment – (11.16%)
Applied Materials, Inc.	33,740	6,958,200
Intel Corp.	39,440	1,742,065
Texas Instruments Inc.	17,730	3,088,743
		11,789,008
Software & Services – (1.38%)
Microsoft Corp.	3,470	1,459,898
Technology Hardware & Equipment – (1.98%)
Samsung Electronics Co., Ltd. (South Korea)	34,930	2,096,449
Total Information Technology		15,345,355
MATERIALS – (2.40%)
Teck Resources Ltd., Class B (Canada)	55,380	2,535,296
Total Materials		2,535,296
TOTAL COMMON STOCK – (Identified cost $48,588,943)		103,596,320

	Principal	Value
SHORT-TERM INVESTMENTS – (2.20%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 04/01/24 (a)	$1,129,000	$1,129,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 04/01/24 (b)	1,200,000	1,200,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,329,000)		2,329,000
Total Investments – (100.23%) – (Identified cost $50,917,943)		105,925,320
Liabilities Less Other Assets – (0.23%)		(248,120)
Net Assets – (100.00%)		$105,677,200

ADR:	American Depositary Receipt

*	Non-income producing security.
(a)	Dated 03/28/24, repurchase value of $1,129,665 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 5.00%, 08/01/35-12/20/47, total market value $1,151,580).
(b)
Dated 03/28/24, repurchase value of $1,200,707 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/25/24-07/20/60, total market value
$1,224,000).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS FINANCIAL PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (98.10%)
CONSUMER DISCRETIONARY – (2.36%)
Consumer Discretionary Distribution & Retail – (2.36%)
Prosus N.V., Class N (Netherlands)	43,439	$1,362,575
Total Consumer Discretionary		1,362,575
FINANCIALS – (95.74%)
Banks – (45.69%)
Bank of America Corp.	43,220	1,638,902
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	23,990	767,440
Danske Bank A/S (Denmark)	79,160	2,365,463
DBS Group Holdings Ltd. (Singapore)	84,037	2,242,439
DNB Bank ASA (Norway)	52,990	1,049,892
Fifth Third Bancorp	86,250	3,209,363
JPMorgan Chase & Co.	21,990	4,404,597
Metro Bank Holdings PLC (United Kingdom) *	417,182	169,811
PNC Financial Services Group, Inc.	17,520	2,831,232
U.S. Bancorp	67,930	3,036,471
Wells Fargo & Co.	80,670	4,675,633
		26,391,243
Financial Services – (34.48%)
Capital Markets – (11.79%)
Bank of New York Mellon Corp.	59,000	3,399,580
Charles Schwab Corp.	11,320	818,889
Julius Baer Group Ltd. (Switzerland)	44,879	2,591,671
		6,810,140
Consumer Finance – (14.44%)
American Express Co.	11,240	2,559,235
Capital One Financial Corp.	38,830	5,781,399
		8,340,634
Financial Services – (8.25%)
Berkshire Hathaway Inc., Class A *	5	3,172,200
Rocket Companies, Inc., Class A *	109,270	1,589,879
		4,762,079
		19,912,853
Insurance – (15.57%)
Life & Health Insurance – (0.73%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	100,500	424,373
Property & Casualty Insurance – (13.64%)
Chubb Ltd.	11,956	3,098,158
Loews Corp.	23,480	1,838,249
Markel Group Inc. *	1,935	2,944,064
		7,880,471
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (1.20%)
Everest Group, Ltd.	1,740	$691,650
		8,996,494
Total Financials		55,300,590
TOTAL COMMON STOCK – (Identified cost $28,152,097)		56,663,165

	Principal	Value
SHORT-TERM INVESTMENTS – (1.95%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 04/01/24 (a)	$544,000	$544,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 04/01/24 (b)	579,000	579,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,123,000)		1,123,000
Total Investments – (100.05%) – (Identified cost $29,275,097)		57,786,165
Liabilities Less Other Assets – (0.05%)		(27,679)
Net Assets – (100.00%)		$57,758,486

*	Non-income producing security.
(a)	Dated 03/28/24, repurchase value of $544,320 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 3.50%, 10/01/28-03/15/43, total market value $554,880).
(b)
Dated 03/28/24, repurchase value of $579,341 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/25/24-07/20/60, total market value $590,580).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS REAL ESTATE PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (99.00%)
REAL ESTATE – (99.00%)
Equity Real Estate Investment Trusts (REITs) – (99.00%)
Health Care REITs – (10.38%)
Community Healthcare Trust, Inc.	5,670	$150,538
Healthpeak Properties, Inc.	6,400	120,000
Ventas, Inc.	7,590	330,469
Welltower Inc.	3,520	328,909
		929,916
Hotel & Resort REITs – (2.74%)
Sunstone Hotel Investors, Inc.	21,980	244,857
Industrial REITs – (12.72%)
Prologis, Inc.	4,647	605,132
Rexford Industrial Realty, Inc.	5,450	274,135
Terreno Realty Corp.	3,920	260,288
		1,139,555
Office REITs – (19.19%)
Alexandria Real Estate Equities, Inc.	3,560	458,920
Boston Properties, Inc.	3,920	256,015
Cousins Properties, Inc.	17,175	412,887
Derwent London plc (United Kingdom)	3,330	91,120
Douglas Emmett, Inc.	6,720	93,206
Great Portland Estates plc (United Kingdom)	14,560	71,266
Highwoods Properties, Inc.	3,750	98,175
Hudson Pacific Properties, Inc.	18,670	120,421
SL Green Realty Corp.	2,130	117,427
		1,719,437
Residential REITs – (18.13%)
American Homes 4 Rent, Class A	6,550	240,909
AvalonBay Communities, Inc.	1,680	311,741
Camden Property Trust	1,980	194,832
Equity Residential	3,710	234,138
Essex Property Trust, Inc.	1,230	301,116
Sun Communities, Inc.	1,200	154,296
UDR, Inc.	5,010	187,424
		1,624,456
Retail REITs – (15.05%)
Brixmor Property Group, Inc.	16,250	381,063
Federal Realty Investment Trust	1,490	152,159
Regency Centers Corp.	3,120	188,947
Retail Opportunity Investments Corp.	14,035	179,929
Simon Property Group, Inc.	2,850	445,996
		1,348,094
	Shares	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (20.79%)
American Tower Corp.	1,670	$329,975
Crown Castle Inc.	1,090	115,355
Digital Realty Trust, Inc.	2,610	375,944
Equinix, Inc.	448	369,748
Extra Space Storage Inc.	1,091	160,377
Public Storage	1,340	388,681
VICI Properties Inc.	4,120	122,735
		1,862,815
Total Real Estate		8,869,130
TOTAL COMMON STOCK – (Identified cost $6,967,216)		8,869,130

	Principal	Value
SHORT-TERM INVESTMENTS – (0.02%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 04/01/24 (a)	$1,000	$1,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 04/01/24 (b)	1,000	1,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,000)		2,000
Total Investments – (99.02%) – (Identified cost $6,969,216)		8,871,130
Other Assets Less Liabilities – (0.98%)		87,901
Net Assets – (100.00%)		$8,959,031

(a)	Dated 03/28/24, repurchase value of $1,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 4.00%, 03/20/49-04/01/52, total market value $1,020).
(b)	Dated 03/28/24, repurchase value of $1,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/25/24-07/20/60, total market value $1,020).
Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.
Notes to Schedule of Investments
March 31, 2024 (Unaudited)
Security Valuation - The Funds' Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds' investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.
Notes to Schedule of Investments - (Continued)
March 31, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of March 31, 2024 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$13,678,840	$–	$–
Consumer Discretionary	11,661,668	1,362,575	–
Consumer Staples	727,416	–	–
Financials	44,084,335	55,300,590	–
Health Care	12,394,401	–	–
Industrials	3,169,009	–	–
Information Technology	15,345,355	–	–
Materials	2,535,296	–	–
Real Estate	–	–	8,869,130
Total Level 1	103,596,320	56,663,165	8,869,130
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	2,329,000	1,123,000	2,000
Total Level 2	2,329,000	1,123,000	2,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$105,925,320	$57,786,165	$8,871,130
Federal Income Taxes
At March 31, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Cost	$51,812,148	$29,385,990	$7,100,561

Unrealized appreciation	57,548,696	29,374,586	2,299,159
Unrealized depreciation	(3,435,524)	(974,411)	(528,590)
Net unrealized appreciation	$54,113,172	$28,400,175	$1,770,569